Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum rental receipts
Year ending December 31,	Amount
2021	129,629
2022	113,766
2023	108,807
2024	93,330
2025	37,765
Thereafter	7,357

Total	490,654